Average Annual Total Returns - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2023
Fidelity Advisor Women's Leadership Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.65%)
Since Inception	7.90%	[1]
Fidelity Advisor Women's Leadership Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.75%)
Since Inception	7.78%	[2]
Fidelity Advisor Women's Leadership Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(23.01%)
Since Inception	6.15%	[3]
Fidelity Advisor Women's Leadership Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(24.60%)
Since Inception	5.76%	[4]
Fidelity Advisor Women's Leadership Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.69%)
Since Inception	5.51%	[4]
Fidelity Advisor Women's Leadership Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.50%)
Since Inception	4.46%	[4]
Fidelity Advisor Women's Leadership Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(21.43%)
Since Inception	6.66%	[5]
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	8.88%
IXYIK
Average Annual Return:
Past 1 year	(20.44%)
Since Inception	6.46%

[1]	E From May 1, 2019
[2]	D From May 1, 2019
[3]	B From May 1, 2019
[4]	A From May 1, 2019
[5]	C From May 1, 2019